Summary of Significant Accounting Policies - Narrative (FY) (Details)		3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 12, 2021 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) segment $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) segment $ / shares shares	Dec. 31, 2022 USD ($)	Mar. 04, 2024	Jan. 12, 2024 $ / shares	Nov. 09, 2023 $ / shares	Nov. 08, 2023 shares
Cash and Cash Equivalents [Line Items]
Restricted cash, non-current		$ 500,000			$ 500,000		$ 373,000	$ 312,000
Deferred fulfillment and prepaid launch costs		1,000,000			1,000,000		1,700,000	7,400,000
Deferred offering costs							300,000
Contract with customer, cumulative catch-up to revenue		100,000	$ 0		1,800,000		300,000	0
Contract with customer, liability		1,600,000			1,600,000		1,000,000	2,700,000
Contract liabilities, non-current		1,143,000			1,143,000		998,000	1,026,000
Service revenue		$ 107,000	$ 339,000		$ 1,829,000	$ 2,066,000	3,089,000	299,000
Revenue recognized previously recorded as contract liability							3,100,000
Contract with customer, liability							$ 35,000	1,800,000
Warrant term (years)		5 years			5 years		5 years		5 years	5 years
Payment of liability				$ 10,000,000
Number of warrants outstanding (in shares) | shares												1,716,000
Exercise price (in dollars per share) | $ / shares										$ 0.96	$ 2
Equity related to warrants		$ 2,443,000
Estimated fair value of warrants		$ 3,000			$ 3,000		$ 3,000	564,000
Impairments of long-lived assets					0	$ 0	0	0
Defined contribution plan, cost					$ 0		$ 0	0
Number of reportable segments | segment					1		1
Number of operating segments | segment							1
Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | Geographic Distribution, Foreign
Cash and Cash Equivalents [Line Items]
Percentage of derived from customers					1.90%		39.00%
Common Class A
Cash and Cash Equivalents [Line Items]
Exchange ratio		1			1		1
Exercise price (in dollars per share) | $ / shares		$ 575			$ 575		$ 575
Expiration period					5 years		5 years
ESPP
Cash and Cash Equivalents [Line Items]
Offering period					6 months		6 months
Restricted Stock Units
Cash and Cash Equivalents [Line Items]
ESPP expected term					6 months		6 months
Private Placement Warrant
Cash and Cash Equivalents [Line Items]
Number of warrants outstanding (in shares) | shares		225,450			225,450		225,450
Estimated fair value of warrants	$ 31,200,000
Public Warrant
Cash and Cash Equivalents [Line Items]
Number of warrants outstanding (in shares) | shares		172,500			172,500		172,500
Equity related to warrants	$ 20,200,000
Prepaid Expenses and Other Current Assets
Cash and Cash Equivalents [Line Items]
Deferred fulfillment and prepaid launch costs		$ 0			$ 0		$ 1,300,000	3,000,000
Other Noncurrent Assets
Cash and Cash Equivalents [Line Items]
Deferred fulfillment and prepaid launch costs		$ 1,000,000			$ 1,000,000		400,000	$ 4,400,000
Operating Expense
Cash and Cash Equivalents [Line Items]
Write off prepaid launch cost							$ 3,700,000
Patents
Cash and Cash Equivalents [Line Items]
Intangible asset useful life		10 years			10 years		10 years
Cash Designated for Collateral
Cash and Cash Equivalents [Line Items]
Restricted cash, non-current		$ 500,000			$ 500,000		$ 400,000